Organization, Description of Business, Going Concern and Significant Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Note 1 — Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Description of Business

Profusa, Inc. (the “Company”) was incorporated in the state of California on May 11, 2009. The Company engaged in the development of a new generation of biointegrated sensors that potentially empowers the individual with the ability to monitor their unique body chemistry.

The Company’s technology enables the development of bioengineered sensors that are designed to become one with the body to detect and continuously transmit actionable, clinical-grade data for personal and medical use. The Company’s first offering in the European Union, the Lumee™ Oxygen Platform, is designed to report reliable tissue oxygen levels at various regions of interest, both acutely and long-term. The Lumee™ Oxygen Platform has been designed for use in applications where monitoring of compromised tissue is beneficial, such as peripheral artery disease that results in narrowing of blood vessels and reduced blood flow to the lower limbs; chronic wounds (diabetic ulcers, pressure sores) that do not heal properly; and reconstructive surgery.

The Company’s research and development efforts are primarily focused on its Lumee™ Glucose Platform which is a system designed to monitor glucose levels in interstitial fluid, continuously and long-term. A tiny, biocompatible gel injected under the skin acts as a continuous glucose monitor (CGM) for several months. The ability of Lumee™ Glucose to provide continuous glucose monitoring with only an initial single injection, is an attractive alternative for people with diabetes to manage their disease without the need for frequent finger sticks required by standard glucometers, or the need for weekly sensor replacement as required by current short-term needle-type CGMs.

On November 6, 2022, the Company’s board of directors unanimously approved the pursuit of a business combination transaction involving the Company. On November 7, 2022, the Company entered into an Agreement and Plan of Merger (“Merger”) with NorthView Acquisition Corp (“NorthView”). The Company obtained Shareholder approval and successfully completed the merger on July 11, 2025 where a subsidiary of NorthView merged with the Company, with the Company surviving the Merger as a wholly owned subsidiary of NorthView.

On February 11, 2025, the parties to the Merger Agreement entered into Amendment No. 4 to the Merger Agreement (the “Amendment”) pursuant to which the parties agreed to revise the Company Reference Value (as defined in the Merger Agreement) to adjust for financing proceeds received by Profusa prior to the Business Combination, along with debt conversions and incentive shares to be issued. Additionally, the Amendment (i) revised the definition of “Milestone Event III” such that the parties extended the period for Profusa to consummate the APAC Joint Venture (as defined in the Merger Agreement) and receive the related funding from December 31, 2024 until December 31, 2025, and (ii) revised the definition of “Milestone Event IV” to change the earnout revenue target from $99,702,000 for the fiscal year ended December 31, 2025 to an earnout revenue target of $11,864,000 for the fiscal year ended December 31, 2026.

In relation to Milestone Event III: On August 8, 2023, a new wholly owned subsidiary, Profusa Asia Pacific Pte. Ltd (“APAC”), was created and incorporated by the Company under the laws of Singapore. Upon creation, the new entity was capitalized by the Company by payment of $1,000 for 1,000 Ordinary Shares. As a result, at the time of incorporation, the entity became a wholly owned subsidiary of the Company. The entity was created with the expectation of jointly conducting the business of developing, manufacturing and commercializing the Lumee Glucose and the Lumee Oxygen products, currently under development by the Company, together with a third party. No business or activities will have been conducted by the entity from the date of formation through and until the closing date of the proposed License Agreement and Shareholders Agreement between the Company and Best Life Technology Ltd, an entity wholly owned and controlled by the Tasly Holding Group (“Tasly”) which is a related party of the Company. In connection with and on or around the same date as the closing of the proposed Merger between the Company and NorthView, the Company expects to sign and execute a License Agreement and Shareholders Agreement (the “APAC Joint Venture”) setting forth the relative and other terms under which the development and business activities of the entity will be conducted.

Going Concern

The Company has incurred significant net operating losses from operations. As of June 30, 2025, the Company has a working capital deficit of approximately $63.2 million. For the six months-ended June 30, 2025, the Company incurred a net loss of approximately $5.1 million and used approximately $1.1 million of cash in operating activities. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of research and development activities. The Company has been able to finance its operations primarily with the proceeds from the issuance of equity and debt instruments and to a lesser extent, revenues from government grants. Additional funds may be necessary to maintain current operations and will be required for successful product commercialization efforts.

The Company’s condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has reviewed the relevant conditions and events surrounding its ability to continue as a going concern including among others: historical losses, projected future results, increased tariffs, cash requirements for the upcoming year, funding capacity, net working capital, and future access to capital.

On July 11, 2025 Profusa, Inc., a Delaware corporation formerly known as NorthView Acquisition Corporation, consummated its previously announced business combination with Profusa, Inc., a California corporation, pursuant to that certain Merger Agreement and Plan of Reorganization. At the Closing and pursuant to the PIPE Subscription Agreement, New Profusa issued a PIPE Convertible Note in the principal amount of $10,000,000 (the “Initial Note”) for a purchase price of $9,000,000, reflecting a 10% Original Issuance Discount (“OID”). Management believes this liquidity is not sufficient to alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are issued in August 2026.

As part of the closing, the Company had cash inflows of $1.3 million from the NorthView trust account, net of redemptions, and the $9 million net PIPE convertible note. Cash outflows included marketing fees and vendor payments which totaled $3.4 million due at closing. Subsequent to the closing of the Merger, there continue to be factors which raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are issued. The condensed consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

Significant Risks and Uncertainties

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company’s products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

Products developed by the Company require approvals from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval, it could have a materially adverse impact on the Company.

The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of product candidates. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of products that receive regulatory approval. For any periods after the twelve months subsequent to the filing of these financial statements as of June 30, 2025, the Company may be required to seek additional equity or debt financing to commercialize its products.

If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and results of operations.

Inflation, Monetary Response, and Economic Impacts

The world economy is experiencing stubbornly high inflation, a challenge not faced for decades. Following the global financial crisis, with inflationary pressures muted, interest rates were extremely low for years and investors became accustomed to low volatility. The resulting easing of financial conditions supported economic growth, but it also contributed to a buildup of financial vulnerabilities. With inflation at multi-decade highs, monetary authorities in advanced economies are accelerating the pace of policy normalization. Policymakers have continued to tighten policy against a backdrop of rising inflation and currency pressures, albeit with notable differences across regions. Global financial conditions have tightened notably this year, leading to capital outflows. Amid heightened economic and geopolitical uncertainties, investors have aggressively pulled back from risk-taking and adjusted their investment preferences generally. Key gauges of systemic risk, such as higher dollar funding costs and counterparty credit spreads, have risen. There is a risk of a disorderly tightening of financial conditions that may be amplified by vulnerabilities built over the years.

In addition, our business, growth, financial condition or results of operations could be materially adversely affected by instability or changes in a country’s or region’s economic conditions; inflation; changes in laws or regulations or in the interpretation of existing laws or regulations, whether caused by a change in government or otherwise; increased difficulty of conducting business in a country or region due to actual or potential political or military conflict; or action by the U.S. or foreign governments that may restrict our ability to transact business in a foreign country or with certain foreign individuals or entities. A possible slowdown in global trade caused by increasing tariffs or other restrictions could decrease consumer or corporate confidence and reduce consumer, government and corporate spending in countries inside or outside the U.S., which could adversely affect our operations. Climate-related events, including extreme weather events and natural disasters and their effect on critical infrastructure in the U.S. or internationally, could have similar adverse effects on our operations, users, or third-party suppliers.

Note 1 — Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Description of Business

Profusa, Inc. (the “Company”) was incorporated in the state of California on May 11, 2009. The Company engaged in the development of a new generation of biointegrated sensors that potentially empowers the individual with the ability to monitor their unique body chemistry.

The Company’s technology enables the development of bioengineered sensors that are designed to become one with the body to detect and continuously transmit actionable, clinical-grade data for personal and medical use. The Company’s first offering in the European Union, the Lumee™ Oxygen Platform, is designed to report reliable tissue oxygen levels at various regions of interest, both acutely and long-term. The Lumee™ Oxygen Platform has been designed for use in applications where monitoring of compromised tissue is beneficial, such as peripheral artery disease that results in narrowing of blood vessels and reduced blood flow to the lower limbs; chronic wounds (diabetic ulcers, pressure sores) that do not heal properly; and reconstructive surgery.

The Company’s research and development efforts are primarily focused on its Lumee™ Glucose Platform which is a system designed to monitor glucose levels in interstitial fluid, continuously and long-term. A tiny, biocompatible gel injected under the skin acts as a continuous glucose monitor (CGM) for several months. The ability of Lumee™ Glucose to provide continuous glucose monitoring with only an initial single injection, is an attractive alternative for people with diabetes to manage their disease without the need for frequent finger sticks required by standard glucometers, or the need for weekly sensor replacement as required by current short-term needle-type CGMs.

On November 6, 2022, the Company’s board of directors unanimously approved the pursuit of a business combination transaction involving the Company. On November 7, 2022, the Company entered into an Agreement and Plan of Merger (“Merger”) with NorthView Acquisition Corp (“NorthView”), where a subsidiary of NorthView will merge with the Company, with the Company surviving the Merger as a wholly owned subsidiary of NorthView.

On February 11, 2025, the parties to the Merger Agreement entered into Amendment No. 4 to the Merger Agreement (the “Amendment”) pursuant to which the parties agreed to revise the Company Reference Value (as defined in the Merger Agreement) to adjust for financing proceeds received by Profusa prior to the Business Combination, along with debt conversions and incentive shares to be issued. Additionally, the Amendment (i) revised the definition of “Milestone Event III” such that the parties extended the period for Profusa to consummate the APAC Joint Venture (as defined in the Merger Agreement) and receive the related funding from December 31, 2024 until December 31, 2025, and (ii) revised the definition of “Milestone Event IV” to change the earnout revenue target from $99,702,000 for the fiscal year ended December 31, 2025 to an earnout revenue target of $11,864,000 for the fiscal year ended December 31, 2026.

In relation to Milestone Event III:    On August 8, 2023, a new wholly owned subsidiary, Profusa Asia Pacific Pte. Ltd (“APAC”), was created and incorporated by the Company under the laws of Singapore. Upon creation, the new entity was capitalized by the Company by payment of $1,000 for 1,000 Ordinary Shares. As a result, at the time of incorporation, the entity became a wholly owned subsidiary of the Company. The entity was created with the expectation of jointly conducting the business of developing, manufacturing and commercializing the Lumee Glucose and the Lumee Oxygen products, currently under development by the Company, together with a third party. No business or activities will have been conducted by the entity from the date of formation through and until the closing date of the proposed License Agreement and Shareholders Agreement between the Company and Best Life Technology Ltd, an entity wholly owned and controlled by the Tasly Holding Group (“Tasly”) which is a related party of the Company. In connection with and on or around the same date as the closing of the proposed Merger between the Company and NorthView, the Company expects to sign and execute a License Agreement and Shareholders Agreement (the “APAC Joint Venture”) setting forth the relative and other terms under which the development and business activities of the entity will be conducted.

Going Concern

The Company has incurred significant net operating losses from operations. As of December 31, 2024, the Company has a working capital deficit of approximately $56.9 million. For the year ended December 31, 2024, the Company incurred a net loss of approximately $9.2 million and used approximately $2.1 million of cash in operating activities.

The Company has been able to finance its operations primarily with the proceeds from the issuance of equity and debt instruments and to a lesser extent, revenues from government grants. Additional funds may be necessary to maintain current operations and will be required for successful product commercialization efforts. The Company’s management plans to obtain additional funds through the merger with a special purpose acquisition company (“SPAC”), issuance of additional equity or refinancing of current debt, which is intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. As the ability to refinance its current debt or raise additional equity financing is outside of management’s control, the Company cannot conclude that management’s plans will be effectively implemented within one year from the date the consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the consolidated financial statements are issued. The consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

Significant Risks and Uncertainties

The Company operates in a dynamic and highly competitive industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: ability to obtain future financing; advances and trends in new technologies and industry standards; results of clinical trials; regulatory approval and market acceptance of the Company’s products; development of sales channels; certain strategic relationships; litigation or claims against the Company based on intellectual property, patent, product, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

Products developed by the Company require approvals from the U.S. Food and Drug Administration (“FDA”) or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary approvals. If the Company is denied approval, approval is delayed or the Company is unable to maintain approval, it could have a materially adverse impact on the Company.

The Company has expended and will continue to expend substantial funds to complete the research, development and clinical testing of product candidates. The Company also will be required to expend additional funds to establish commercial-scale manufacturing arrangements and to provide for the marketing and distribution of products that receive regulatory approval. The Company will require additional funds to commercialize its products. The Company is unable to entirely fund these efforts with its current financial resources. If adequate funds are unavailable on a timely basis from operations or additional sources of financing, the Company may have to delay, reduce the scope of or eliminate one or more of its research or development programs which would materially and adversely affect its business, financial condition and results of operations.

NorthView Acquisition Corp [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties

Note 1 — Description of Organization and Business Operations

NorthView Acquisition Corporation (now known as Profusa, Inc.) (the “Company” or “Northview”) was a blank check company incorporated in Delaware on April 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

The Company had a wholly-owned subsidiary, NV Profusa Merger Sub Inc. (“Merger Sub”), a Delaware corporation incorporated on October 13, 2022, which was formed solely in contemplation of the Merger with Profusa (See below). In connection with the Merger, which was consummated on July 11, 2025, Merger Sub is no longer in existence.

Business Combination

On November 7, 2022, the Company, Profusa, Inc., a California corporation (“Profusa”) and Merger Sub entered into a Merger Agreement and Plan of Reorganization (as the same has been amended, supplemented or otherwise modified from time to time, the “Merger Agreement”).

On June 5, 2025 (the “Redemption Date”), the Company received requests to redeem a total of 52,784 Public Shares (as defined below), representing 32.4% of the total Public Shares of the Company outstanding prior to the Redemption Date. Following the redemption, 5,295,527 Public Shares were outstanding.

At the special meeting of the stockholders held on June 9, 2025 (the “Special Meeting”), the Company’s stockholders voted to approve the proposals outlined in the final prospectus and definitive proxy statement filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on May 15, 2025 (the “Proxy Statement/Prospectus”), including, among other things, the adoption of the Merger Agreement and approval of the transactions contemplated thereby, including the merger of Merger Sub with and into Profusa, with Profusa continuing as the surviving corporation and as a wholly-owned subsidiary of the Company (the “Merger”), and the issuance of the Company’s common stock as consideration thereunder (together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).

On July 11, 2025 (the “Closing Date”), the Company closed the Business Combination with Profusa. As a result of the Business Combination, the Company owns 100% of the outstanding common stock of Profusa.

In connection with the closing of the Business Combination, the Company changed its name from “NorthView Acquisition Corporation” to “Profusa, Inc.”

Business Prior to the Business Combination

On December 22, 2021, the Company consummated its Initial Public Offering (“IPO”) of 18,975,000 units (the “Units”), which included 2,475,000 Units issued pursuant to the full exercise of the over-allotment option granted to the underwriters. Each Unit consists of one share of common stock of the Company, par value $0.0001 per share, one right (the “Rights”), and one-half of one redeemable warrant of the Company (the “Warrants”). Each Right entitles the holder thereof to receive one-tenth (1/10) of one share of common stock. Each Warrant entitles the holder thereof to purchase one share of common stock for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.

Simultaneously with the closing of the IPO, the Company completed the private sale of an aggregate of 7,347,500 warrants (the “Private Placement Warrants”), which included 697,500 Private Placement Warrants issued pursuant to the full exercise of the over-allotment option granted to the underwriters, to NorthView Sponsor I, LLC (“the Sponsor”), I-Bankers Securities, Inc., and Dawson James Securities, Inc. at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,347,500, which is discussed in Note 4.

Transaction costs in connection with the IPO amounted to $7,959,726, consisting of $3,450,000 of underwriting discount, $3,570,576 of Representative’s Shares cost, $259,527 of Representative’s Warrants cost and $679,623 of other offering costs.

Following the closing of the IPO on December 22, 2021, an amount of $191,647,500 ($10.10 per Unit), excluding $741,228 that was wired to the Company’s operating bank account on December 31, 2021 for working capital purposes, from the net proceeds of the sale of the public units in the IPO and the sale of the Private Placement Warrants was placed in a Trust Account (“Trust Account”) and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in United States Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the IPO will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the extended period (or any additional extension from the closing of our IPO if we extend the period of time to consummate a business combination) (the “Combination Period”), or (B) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Business Combination within the Combination Period, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company provided its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination in connection with a stockholder meeting called to approve the initial Business Combination. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer was made by the Company, solely in its discretion. The stockholders were entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein. The per share amount the Company distributed to investors who properly redeemed their shares was not reduced by the fee payable to I-Bankers and Dawson James pursuant to the Business Combination Marketing Agreement (see Note 6).

On March 10, 2023, the Company held a vote to amend its amended and restated certificate of incorporation to extend the date by which the Company must consummate a Business Combination from March 22, 2023 to December 22, 2023 (the “First Extension Meeting”).

On December 21, 2023, the Company held a special meeting of stockholders to vote on extending the Combination Period. As a result, the Company extended the Combination Period from December 22, 2023 to March 22, 2024. In connection with the extension, 140,663 shares of the Company’s common stock were redeemed, with 6,027,219 shares of Common Stock remaining outstanding after the Redemption; 833,469 shares of Common Stock remaining outstanding after the Redemption are shares issued in connection with our IPO (the “Public Shares”). In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension.

On January 2, 2024, the Company and Continental Stock Transfer & Trust Company (“CST”) entered into Amendment No. 1 to Investment Management Trust Agreement, dated December 20, 2021, by and between the Company and CST, to allow CST, upon written instruction of the Company, to (i) hold the funds in the Company’s trust account uninvested or (ii) hold the funds in an interest-bearing bank demand deposit account.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended, its Convertible Working Capital Promissory Note (the “Note”) with the sponsor to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor. On May 31, 2024, the Company’s Board of Directors approved and the Company entered into a second amendment of its Convertible Working Capital Promissory Note with the sponsor to increase the principal amount of the Note that could be drawn on to $2.5 million. The second amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

On March 21, 2024, the Company held its 2024 Annual Meeting of Stockholders (the “Meeting”). At the meeting, the Company’s stockholders approved the amendment of the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate a business combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s initial public offering, from March 22, 2024, monthly for up to six additional months at the election of the Company and only upon contribution of $0.05 per month per outstanding public share, ultimately until September 22, 2024.

In connection with the meeting, the holders of 95,394 Public Shares properly exercised their right to redeem, with 5,931,825 shares of Common Stock remaining outstanding after the Redemption; 738,075 shares of Common Stock remaining outstanding after the Redemption are Public Shares. Consequently, the contribution was $36,904 per month needed for the Company to continue to extend the Combination Period monthly. On May 8, 2024 and May 31, 2024, the Company made two deposits of $36,904 each for April and May extension contributions. On September 10, 2024, the Company made a deposit of $112,114, of which $110,714 was for June, July and August extension contributions and $1,400 for lost interest due to late trust payments.

On September 19, 2024, the Company held a special meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate its initial Business Combination to March 22, 2025. In connection with the approval of the extension amendment, holders of 50,556 shares of the Company’s common stock exercised their right to redeem, with 5,881,269 shares of common stock remaining outstanding after the redemption; 687,519 shares of common stock remaining outstanding after the redemption are Public Shares. Consequently, the contribution is $34,376 per month needed for the Company to continue to extend the Combination Period monthly. On December 13, 2024, the Company made a deposit of $68,752 for the October and November extension contributions and on December 23, 2024, the Company made a deposit of 34,376 for the December extension contribution. In October 2024, $595,439 was paid from the trust account to redeeming stockholders in connection with the extension. On February 27, 2025, the Company made a deposit of $49,376 for the January extension contribution and a portion ($15,000) of the February extension contribution. On March 7, 2025, the Company deposited the remainder of the February extension contribution of $19,376, plus interest.

On March 18, 2025, the Company commenced a special meeting of stockholders, which was adjourned until March 21, 2025 without conducting any business. On March 21, 2025, the Company reconvened the meeting and the stockholders approved the extension of the business combination period until June 22, 2025. In connection with the approval of the extension amendment, holders of 532,958 shares of the Company’s common stock exercised their right to redeem, for an aggregate redemption amount of approximately $6.5 million, with 5,348,311 shares of common stock remaining outstanding after the redemption; 154,561 shares of common stock remaining outstanding after the redemption are Public Shares. As a condition of the extension, the Company contributed $30,000 to the Trust Account, for the entire extension period, on March 21, 2025. Additionally, the stockholders at the meeting approved the amendment of the Company’s charter to remove the requirement that prevented the Company from redeeming public shares to the extent that it would cause the Company’s net tangible assets to be less than $5,000,001 (the “NTA Requirement”), and our charter was amended on March 21, 2025 to reflect the extension of the business combination and the removal of the NTA Requirement.

On April 2, 2025, the parties to the Merger Agreement entered into an Amendment No. 5 to the Merger Agreement (“Amendment No. 5”) pursuant to which Section 9.01 of the Merger Agreement was amended such that the reference to “March 22, 2025” shall be replaced with “June 22, 2025” by which the Company must consummate a Business Combination.

On May 8, 2025, the Company entered into a non-redemption agreement (the “Non-Redemption Agreement”) with I-Bankers Securities, Inc. and Dawson James Securities, Inc. (together, the “Investors”), pursuant to which such Investors agreed that to the extent that redemptions in connection with the vote to approve the Business Combination reduces the Company’s trust account balance below $1.25 million, the Investors would offer such redeeming shareholders an opportunity to rescind the redemption of their shares and would instead purchase such shares. Such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Exchange Act or would otherwise not constitute a tender offer pursuant to the Exchange Act. As of the Closing Date, the Company’s trust account balance was not below $1.25 million.

On June 9, 2025, the Company held a special meeting of stockholders. At the meeting, the Company’s stockholders approved the Merger Agreement and the actions and transactions contemplated thereby, including (i) adopt an amended and restated Certificate of Incorporation, to be effective upon closing of the Merger, (ii) approving certain advisory proposals related to the amended and restated Certificate of Incorporation, (iii) approved the issuance of new shares of the Company’s Common Stock as merger consideration, (iv) elected new directors, and (v) approved new employee incentive plans. In connection with the meeting, the holders of 52,784 Public Shares properly exercised their right to redeem, with 5,295,527 shares of Common Stock remaining outstanding after such redemptions.

On July 1, 2025, the Company filed an amendment to its Certificate of Incorporation (the “Amendment”) to extend the date by which the Company must consummate a business combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s initial public offering, from June 22, 2025 to August 22, 2025. Previously, on June 27, 2025, the Company had filed a copy of the Amendment with a date that mistakenly referenced “July 22, 2025” rather than “August 22, 2025,” however such filing was corrected in connection with the filing of the Amendment on July 1, 2025. The Company’s stockholders approved the Amendment by a supermajority of at least 65% via written consent on June 27, 2025.

The Company agreed to waive its right to withdraw up to $100,000 of interest from the Company’s trust account to pay dissolution expenses, should the Company ultimately liquidate prior to a business combination (the “Dissolution Expense Waiver”). As a result, the Company was no longer able to withdraw up to $100,000 of interest for such dissolution expenses upon liquidation, and such interest will be held in the trust account and not be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

The Company also agreed to waive its right to withdraw interest from the Company’s trust account to pay the Company’s tax expenses (the “Tax Expense Waiver”). As a result, the Company was no longer able to withdraw interest in order to pay future tax expenses, and such interest will be held in the trust account and not be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

Prior to such announcement, and subsequent to the record date of February 21, 2025, for the Special Meeting, the Company withdrew approximately $23,200 of interest from the trust account for tax expenses.

All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with our liquidation, if there is a stockholder vote or tender offer in connection with our initial business combination and in connection with certain amendments to our amended and restated certificate of incorporation. In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of common stock classified as temporary equity was the allocated proceeds determined in accordance with ASC 470-20. The common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and public shares in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Business Combination within such time period); and (iii) vote their Founder Shares and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in value of the trust assets, in each case net of the amount of interest which may be released to the Company to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Nasdaq Delisting Notification

On December 20, 2024, the Company received a written notice from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market that the Company’s securities would be delisted from The Nasdaq Stock Market by reason of the failure of the Company to complete its initial business combination by December 20, 2024 (36 months from the effectiveness of its IPO registration statement) as required by Listing Rule IM-5101-2. Accordingly, trading in the Company’s Common Stock, Rights and Warrants was suspended at the opening of business on December 27, 2024 and a Form 25-NSE was filed by Nasdaq with the Securities and Exchange Commission, which removed the Company’s securities from on the Nasdaq Stock Market. The Company’s Common Stock, Rights and Warrants began to be quoted on the Pink Markets operated on The OTC Market systems (“OTC Market”) under the symbols “NVAC,” “NVACR” and “NVACW.”

Use of Funds Restricted for Payment of Taxes

From inception to date, the Company has withdrawn a total of $1,484,219 of interest from the Trust Account of which $1,453,297 was paid for franchise and income taxes. Of the aggregate withdrawals, $30,922 was restricted for the payment of the Company’s income taxes. The Company utilized $29,171 of these withdrawals towards funding operating expenses, as well as the monthly extension deposits. As of June 30, 2025, the Company has restricted cash of $1,751. The Company intends to deposit $29,171 back into the Trust Account or use the $29,171 (or a portion thereof) for tax obligations until a deposit is made into the trust on a future date.

Liquidity and Going Concern

As of June 30, 2025, the Company had $1,751 in restricted cash and a working capital deficit of $15,492,554. Prior to the completion of the Company’s IPO, the Company’s liquidity needs had been satisfied through a capital contribution from the Sponsor of $25,000 for the founder shares to cover certain of the offering costs and the loan under an unsecured promissory note from the Sponsor of $204,841, which was fully paid upon the IPO. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied through the proceeds from the consummation of the Private Placement not held in the Trust Account, and the drawdowns on the convertible promissory note.

In order to finance transaction costs in connection with an intended Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5).

On April 27, 2023, the Company signed a Convertible Working Capital Promissory Note (“the Note”) with the Sponsor for $1,200,000. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended the Note to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

On May 31, 2024, the Company’s Board of Directors approved, and the Company second amended its Note to increase the principal amount of the Note that could be drawn on to $2.5 million. The second amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

The Company had principal outstanding of $1,919,796 and is presenting the Note at fair value on its balance sheet at June 30, 2025 in the amount of $10,288,111. As of June 30, 2025, no amounts were repaid against the loan.

The Company incurred significant costs in pursuit of its Business Combination. As part of the closing, the Company had cash inflows of $1.3 million from the Trust Account, net of redemptions, and the $9 million net PIPE convertible note. Cash outflows included marketing fees and vendor payments which totaled $3.4 million due at closing. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that subsequent to the closing of the Merger, there continues to be factors which raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the condensed consolidated financial statements are issued. The condensed consolidated financial statements do not contain any adjustments that might result from the outcome of this uncertainty.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock occurring on or after January 1, 2023, by publicly traded U.S. domestic corporations, by certain U.S. domestic subsidiaries of publicly traded foreign corporations, by “covered surrogate foreign corporations” (as defined in the IR Act) and by certain affiliates of the foregoing. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

On March 22, 2023 and December 21, 2023, the Company’s stockholders redeemed 18,000,868 and 140,663 shares, respectively, for a total of $184,845,836 and $1,565,078, respectively. On March 26, 2024, the Company’s stockholders redeemed 95,394 shares for a total of $1,088,361. On September 30, 2024, the Company’s stockholders redeemed 50,556 shares for a total of $595,439. On March 26, 2025, the Company’s stockholders redeemed 532,958 shares for a total of $6,510,830. On June 16, 2025, the Company’s stockholders redeemed 52,784 shares for a total of $661,012. The Company determined that an excise tax liability should be recorded due to the redeemed shares. As of June 30, 2025 and December 31, 2024, the Company has a charge to stockholders’ deficit of $1,952,662 and $1,880,944 of excise tax liability, including $71,718 and $16,838 charged during the six months ended June 30, 2025 and the year ended December 31, 2024, respectively, calculated as 1% of the value of shares redeemed.

On July 3, 2024, the Treasury issued final regulations with respect to the procedure and administration of the Excise Tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. As of June 30, 2025 and the date of this report, the excise tax was not paid and was recorded as excise tax payable. Any amount of such Excise Tax not paid in full, could be subject to additional interest and penalties which are currently estimated at 7% or 9% interest per annum and a 0.5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid.

As of June 30, 2025 and December 31, 2024, $1,952,662 and $1,880,944 in excise tax was accrued on the accompanying condensed consolidated balance sheets, respectively. On January 29, 2025, the Company claimed disaster relief under IRC Section 7508A relating to Hurricane Beryl as announced in IRS Announcement TX-2024-08. Under the disaster relief claim, the time for filing of the September 30, 2024 Quarterly Federal Excise Tax Return and payment of the 2023 excise taxes on repurchases of corporate stock normally due on October 31, 2024 should be postponed to February 3, 2025. The Company was not subject to excise tax interest and penalties until February 3, 2025. On January 29, 2025, the Company filed their 2024 excise tax return. The Company did not repay the excise tax in full by June 30, 2025. As of June 30, 2025, the Company accrued approximately $105,970 interest and penalties in the accompanying condensed consolidated statements of operations.

Note 1 — Description of Organization and Business Operations

NorthView Acquisition Corporation (the “Company” or “Northview”) is a blank check company incorporated in Delaware on April 19, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). The Company has identified a target company for a business combination and is consummating the acquisition of Profusa.

The Company has a wholly-owned subsidiary, NV Profusa Merger Sub Inc. (“Merger Sub”), a Delaware corporation incorporated on October 13, 2022, formed solely in contemplation of the Merger with Profusa (See Note 6). Merger Sub has not commenced any operations and has only nominal assets and no liabilities or contingent liabilities, nor any outstanding commitments other than in connection with the Merger.

On December 22, 2021, the Company consummated its Initial Public Offering (“IPO”) of 18,975,000 units (the “Units”), which included 2,475,000 Units issued pursuant to the full exercise of the over-allotment option granted to the underwriters. Each Unit consists of one share of common stock of the Company, par value $0.0001 per share, one right (the “Rights”), and one-half of one redeemable warrant of the Company (the “Warrants”). Each Right entitles the holder thereof to receive one-tenth (1/10) of one share of common stock. Each Warrant entitles the holder thereof to purchase one share of common stock for $11.50 per share, subject to adjustment. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $189,750,000.

Simultaneously with the closing of the IPO, the Company completed the private sale of an aggregate of 7,347,500 warrants (the “Private Placement Warrants”), which included 697,500 Private Placement Warrants issued pursuant to the full exercise of the over-allotment option granted to the underwriters, to NorthView Sponsor I, LLC (“the Sponsor”), I-Bankers Securities, Inc., and Dawson James Securities, Inc. at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,347,500, which is discussed in Note 4.

Transaction costs amounted to $7,959,726 consisting of $3,450,000 of underwriting discount, $3,570,576 of Representative’s Shares cost, $259,527 of Representative’s Warrants cost and $679,623 of other offering costs.

The Company’s Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding taxes payable on the interest earned on the Trust Account) at the time of the signing a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

Following the closing of the Public Offering on December 22, 2021, an amount of $191,647,500 ($10.10 per Unit), excluding $741,228 that was wired to the Company’s operating bank account on December 31, 2021 for working capital purposes, from the net proceeds of the sale of the public units in the IPO and the sale of the Private Placement Warrants was placed in a Trust Account (“Trust Account”) and invested in United States government treasury bills with a maturity of 185 days or less or in money market funds investing solely in United States Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the proceeds from the IPO will not be released from the Trust Account until the earliest of (i) the completion of the Company’s initial Business Combination, (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the public shares if the Company does not complete the initial Business Combination within the extended period (or any additional extension from the closing of our IPO if we extend the period of time to consummate a business combination) (the “Combination Period”), or (B) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, and (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Business Combination within the Combination Period, subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem all or a portion of their public shares upon the completion of the initial Business Combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination, including interest (which interest shall be net of taxes payable) divided by the number of then outstanding public shares, subject to the limitations described herein. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the fee payable to I-Bankers and Dawson James pursuant to the Business Combination Marketing Agreement (see Note 6).

If the Company is unable to complete an initial Business Combination within the Combination Period, it will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust account, including interest (which interest shall be net of taxes payable, and less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s rights and warrants, which will expire worthless if the Company fails to complete the Business Combination within the Combination Period.

On March 10, 2023, the Company held a vote to amend its amended and restated certificate of incorporation to extend the date by which the Company must consummate a Business Combination from March 22, 2023 to December 22, 2023 (the “First Extension Meeting”).

On December 21, 2023, the Company held a special meeting of stockholders to vote on extending the Combination Period. As a result, the Company extended the Combination Period from December 22, 2023 to March 22, 2024. In connection with the extension, 140,663 shares of the Company’s common stock were redeemed, with 6,027,219 shares of Common Stock remaining outstanding after the Redemption; 833,469 shares of Common Stock remaining outstanding after the Redemption are shares issued in connection with our initial public offering. In January 2024, $1,565,078 was paid from the Trust Account to redeeming stockholders in connection with the extension.

On January 2, 2024, the Company and Continental Stock Transfer & Trust Company (“CST”) entered into Amendment No. 1 to Investment Management Trust Agreement, dated December 20, 2021, by and between the Company and CST, to allow CST, upon written instruction of the Company, to (i) hold the funds in the Company’s trust account uninvested or (ii) hold the funds in an interest-bearing bank demand deposit account.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended, its Convertible Working Capital Promissory Note (the “Note”) with the sponsor to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor. On May 31, 2024, the Company’s Board of Directors approved and the Company entered into a second amendment of its Convertible Working Capital Promissory Note with the sponsor to increase the principal amount of the Note that could be drawn on to $2.5 million. The second amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

On March 21, 2024, the Company held its 2024 Annual Meeting of Stockholders (the “Meeting”). At the meeting, the Company’s stockholders approved the amendment of the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate a business combination or, if it fails to do so, cease its operations and redeem or repurchase 100% of the shares of the Company’s common stock issued in the Company’s initial public offering, from March 22, 2024, monthly for up to six additional months at the election of the Company and only upon contribution of $0.05 per month per outstanding public share, ultimately until September 22, 2024.

In connection with the meeting, the holders of 95,394 Public Shares properly exercised their right to redeem, with 5,931,825 shares of Common Stock remaining outstanding after the Redemption; 738,075 shares of Common Stock remaining outstanding after the Redemption are shares issued in connection with the initial public offering. Consequently, the contribution is $36,904 per month needed for the Company to continue to extend the Combination Period monthly. On May 8, 2024 and May 31, 2024, the Company made two deposits of $36,904 each for April and May extension contributions. On September 10, 2024, the Company made a deposit of $112,114, of which $110,714 was for June, July and August extension contributions and $1,400 for lost interest due to late trust payments.

On September 19, 2024, the Company held an extraordinary general meeting of stockholders (the “Meeting”). At the Meeting, the Company’s stockholders approved an amendment to the Company’s amended and restated certificate of incorporation to extend the date by which the Company must consummate its initial Business Combination to March 22, 2025. In connection with the approval of the extension amendment, holders of 50,556 shares of the Company’s common stock exercised their right to redeem, with 5,881,269 shares of common stock remaining outstanding after the redemption; 687,519 shares of common stock remaining outstanding after the redemption are shares issued in connection with our initial public offering. Consequently, the contribution is $34,376 per month needed for the Company to continue to extend the Combination Period monthly.

On December 13, 2024, the Company made a deposit of $68,752 for the October and November extension contributions and on December 23, 2024, the company made a deposit of 34,376 for the December extension contribution. In October 2024, $595,439 was paid from the trust account to redeeming stockholders in connection with the extension. On February 27, 2025, the Company made a deposit of $49,376 for the January extension contribution and a portion ($15,000) of the February extension contribution. On March 7, 2025, the Company deposited the remainder of the February extension contribution of $19,376, plus interest.

On March 18, 2025, the company commenced a special meeting of stockholders, which was adjourned until March 21, 2025 without conducting any business. On March 21, 2025, the Company reconvened the meeting and the stockholders approved the extension of the business combination period until June 22, 2025. In connection with the approval of the extension amendment, holders of 532,958 shares of the Company’s common stock exercised their right to redeem, for an aggregate redemption amount of approximately $6.5 million, with 5,348,311 shares of common stock remaining outstanding after the redemption; 154,561 shares of common stock remaining outstanding after the redemption are shares issued in connection with our initial public offering. As a condition of the extension, the Company contributed $30,000 to the Trust Account, for the entire extension period, on March 21, 2025. Additionally, the stockholders at the meeting approved the amendment of the Company’s charter to remove the requirement that prevented the Company from redeeming public shares to the extent that it would cause the Company’s net tangible assets to be less than $5,000,001 (the “NTA Requirement”), and our charter was amended on March 21, 2025 to reflect the extension of the business combination and the removal of the NTA Requirement.

All of the Public Shares, or shares of our common stock sold as part of the IPO, contain a redemption feature which allows for the redemption of such Public Shares in connection with our liquidation, if there is a stockholder vote or tender offer in connection with our initial business combination and in connection with certain amendments to our amended and restated certificate of incorporation. In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares were issued with other freestanding instruments (i.e., public warrants), the initial carrying value of common stock classified as temporary equity was the allocated proceeds determined in accordance with ASC 470-20. The common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately.

The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares and public shares in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial Business Combination within the Combination Period (although they will be entitled to liquidating distributions from the Trust Account with respect to any public shares they hold if the Company fails to complete the Business Combination within such time period); and (iii) vote their Founder Shares and any public shares purchased during or after the IPO in favor of the initial Business Combination.

The Company’s Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.10 per public share or (ii) such lesser amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in value of the trust assets, in each case net of the amount of interest which may be released to the Company to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims.

Nasdaq Delisting Notification

On December 20, 2024, the Company received a written notice from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market that the Company’s securities would be delisted from The Nasdaq Stock Market by reason of the failure of the Company to complete its initial business combination by December 20, 2024 (36 months from the effectiveness of its IPO registration statement) as required by Listing Rule IM-5101-2. Accordingly, trading in the Company’s Common Stock, Rights and Warrants was suspended at the opening of business on December 27, 2024 and a Form 25-NSE was filed by Nasdaq with the Securities and Exchange Commission, which removed the Company’s securities from on the Nasdaq Stock Market. The Company’s Common Stock, Rights and Warrants began to be quoted on the Pink Markets operated on The OTC Market systems (“OTC Market”) under the symbols “NVAC,” “NVACR” and “NVACW.”

Liquidity and Going Concern

As of December 31, 2024, the Company had $16,204 in cash and a working capital deficit of $12,254,024. Prior to the completion of the Company’s IPO, the Company’s liquidity needs had been satisfied through a capital contribution from the Sponsor of $25,000 for the founder shares to cover certain of the offering costs and the loan under an unsecured promissory note from the Sponsor of $204,841, which was fully paid upon the IPO. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied through the proceeds from the consummation of the Private Placement not held in the Trust Account, and the drawdowns on the convertible promissory note.

In order to finance transaction costs in connection with an intended Business Combination, the initial stockholders or an affiliate of the initial stockholders or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 5).

On April 27, 2023, the Company signed a Convertible Working Capital Promissory Note (“the Note”) with the Sponsor for $1,200,000. The Note is non-interest bearing and is due the earlier of the consummation of a business combination or the date of liquidation. The Sponsor may elect to convert all or any portion of the unpaid principal balance of this Note into warrants, at a price of $1.00 per warrant.

On January 10, 2024, the Company’s Board of Directors approved, and the Company amended the Note to increase the principal amount of the Note that could be drawn on to $1.5 million. The amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

On May 31, 2024, the Company’s Board of Directors approved, and the Company second amended its Note to increase the principal amount of the Note that could be drawn on to $2.5 million. The second amended and restated Note also allows for the conversion of the outstanding principal balance of the Note to be repaid in shares of Company common stock at a price of $2.22 per share at the election of the sponsor.

The Company had principal outstanding of $1,919,796 and is presenting the Note at fair value on its balance sheet at December 31, 2024 in the amount of $8,908,052. As of December 31, 2024, no amounts were repaid against the loan.

The Company has until June 22, 2025 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by June 22, 2025. If a Business Combination is not consummated by the required date, there will be an option to either extend the time available for us to consummate our initial business combination or execute a mandatory liquidation and subsequent dissolution. In connection with the Company’s assessment of going concern considerations in accordance with the authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern,” management has determined that mandatory liquidation, and subsequent dissolution, should the Company be unable to complete a business combination, raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements. No adjustments have been made to the carrying amounts of assets and liabilities should the Company be required to liquidate after June 22, 2025.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock occurring on or after January 1, 2023, by publicly traded U.S. domestic corporations, by certain U.S. domestic subsidiaries of publicly traded foreign corporations, by “covered surrogate foreign corporations” (as defined in the IR Act) and by certain affiliates of the foregoing. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination)

and (iv) the content of regulations and other guidance from the Treasury. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

On March 22, 2023 and December 21, 2023, the Company’s stockholders redeemed 18,000,868 and 140,663 shares, respectively, for a total of $184,845,836 and $1,565,078, respectively. On March 26, 2024, the Company’s stockholders redeemed 95,394 shares for a total of $1,088,361. On September 30, 2024, the Company’s stockholders redeemed 50,556 shares for a total of $595,439. The Company determined that an excise tax liability should be recorded due to the redeemed shares. As of December 31, 2024, the Company has a charge to stockholders’ deficit of $1,880,944 of excise tax liability, including $16,838 charged during the year ended December 31, 2024, calculated as 1% of the value of shares redeemed.

On July 3, 2024, the Treasury issued final regulations with respect to the procedure and administration of the Excise Tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. As of December 31, 2024 and the date of this report, the excise tax was not paid and recorded as excise tax payable. Any amount of such Excise Tax not paid in full, could be subject to additional interest and penalties which are currently estimated at 7% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid.

As of December 31, 2024 and 2023, $1,880,944 and $1,864,106 were accrued on the accompanying consolidated balance sheets, respectively. On January 29, 2025, the Company claimed disaster relief under IRC Section 7508A relating to Hurricane Beryl as announced in IRS Announcement TX-2024-08. Under the disaster relief claim, the time for filing of the September 30, 2024 Quarterly Federal Excise Tax Return and payment of the 2023 excise taxes on repurchases of corporate stock normally due on October 31, 2024 should be postponed to February 3, 2025. The Company was not subject to excise tax interest and penalties until February 3, 2025. On January 29, 2025, the Company filed their 2024 excise tax return. No excise tax payment had been made by the Company.